Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventories, Net	Inventories are summarized as follows:

	2017	2016
Raw materials	62	52
Work in process	901	854
Finished goods	273	207

	1,236	1,113